Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2017
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

  Preferred stock: As at December 31, 2017 and 2016, the Company's authorized preferred stock consists of 25,000,000 shares (all in registered form) of preferred stock, par value $0.01 per share, of which 1,000,000 are designated as Series A Participating Preferred Shares and 5,000,000 are designated as Series B Preferred Shares.

  As at December 31, 2017 and 2016, the Company had 2,600,000 Series B Preferred Shares issued and outstanding with par value $0.01 per share, at $25.00 per share and with liquidation preference at $25.00 per share and zero Series A Participating Preferred Shares issued and outstanding. Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights. Also, holders of series B preferred shares, rank prior to the holders of common shares with respect to dividends, distributions and payments upon liquidation.

  Dividends on the Series B preferred shares are cumulative from the date of original issue and are payable on the 15th day of January, April, July and October of each year at the dividend rate of 8.875% per annum, or $2.21875 per share per annum. For 2017, 2016, and 2015, dividends on Series B preferred shares amounted to $5,769. At any time on or after February 14, 2019, the Company may redeem, in whole or in part, the series B preferred shares at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.

  Common Stock: The Company's authorized capital stock consists of 200,000,000 shares (all in registered form) of common stock, par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Offering of common shares: On April 26, 2017, the Company issued a total 20,125,000 common shares, at a price of $4.00 per share, in a public offering. As part of the offering, entities affiliated with Simeon Palios, the Company's Chief Executive Officer and Chairman, executive officers and certain directors, purchased an aggregate of 5,500,000 common shares at the public offering price. The net proceeds from the offering after underwriting discounts and other offering expenses were $77,311.

  Incentive plan: In November 2014, the Company's board of directors approved to adopt the 2014 Equity Incentive Plan, for 5,000,000 shares, of which as at December 31, 2017, 2,924,759 remained reserved for issuance.

Restricted stock during 2017, 2016 and 2015 is analysed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2014	2,491,834	$9.30
Granted	1,100,000	6.91
Vested	(827,522)	9.57
Outstanding at December 31, 2015	2,764,312	$8.27
Granted	2,150,000	2.26
Vested	(971,646)	8.67
Outstanding at December 31, 2016	3,942,666	$4.89
Granted	1,310,000	3.95
Vested	(1,611,549)	5.46
Outstanding at December 31, 2017	3,641,117	$4.30

The fair value of the restricted shares has been determined with reference to the closing price of the Company's stock on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of operations over the respective vesting periods. On May 11, 2017, after the resignation of one board member, the total amount of his unvested shares up to that date became vested at a compensation cost of $662. For 2017, 2016, and 2015, an amount of $8,232, $8,313, and $8,279, respectively, was recognized in “General and administrative expenses” presented in the accompanying consolidated statements of operations.

At December 31, 2017 and 2016, the total unrecognized cost relating to restricted share awards was $10,509 and $13,567, respectively. At December 31, 2017, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 0.97 years.

  Share Repurchase Agreement: On May 22, 2014, the Company's Board of Directors authorized a share repurchase plan for up to $100,000 worth of shares of the Company's common stock. During 2015, the Company repurchased and retired 413,804 shares at an aggregate cost of approximately $2,673 and none during 2016 and 2017.